TAXES (Tables)	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX PROVISION

	For the year ended September 30, 2025	For the year ended September 30, 2024	For the year ended September 30, 2023
Current tax expense	$-	$-	$-
Deferred tax expense	$-	$-	$-
Total income tax expense	$-	$-	$-

SCHEDULE OF INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES

Income (loss) before provision for income taxes is attributable to the following geographic locations for the years ended September 30, 2025, 2024 and 2023:

	For the year ended September 30,	For the year ended September 30,	For the year ended September 30,
	2025	2024	2023
Cayman	$(2,412,935)	$(4,180)	$(75)
Singapore	420,368	920,807	(1,088,213)
Hong Kong and PRC	(24,226)	(23,128)	(101,304)
Elimination	(5,782)	(115,117)	(47,628)
Total (loss)/income before Income Taxes	$(2,022,575)	$778,382	$(1,237,220)

SCHEDULE OF EFFECTIVE TAX RATE

	For the year ended September 30,	For the year ended September 30,	For the year ended September 30,
	2025	2024	2023
Income tax expense at Singapore statutory income tax rate	$(343,837)	$132,325	$(210,327)
Impact of different tax rates in other jurisdictions and elimination	409,252	18,733	291
Tax effect of disposal of subsidiaries*	842,272	-	-
Permanent difference	-	806	14,338
Effect of change in valuation allowance	(907,687)	(151,864)	195,698
Income tax expense (benefit)	$-	$-	$-
Effective income tax rate	0.0%	0.0%	0.0%

*	The amount represents the derecognition of deferred tax assets and the corresponding valuation allowance associated with the disposal of a subsidiary during the year ended September 30, 2025.

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

	September 30, 2025	September 30, 2024
Deferred tax assets:
Net operating losses	$584,462	$1,497,239
Total deferred tax assets	584,462	1,497,239
Less: Valuation allowance	(584,462)	(1,497,239)
Total deferred tax assets, net of valuation allowance	$-	$-

SCHEDULE OF VALUATION ALLOWANCE

Valuation allowance movement is as follows:

	For the year ended September 30,	For the year ended September 30,	For the year ended September 30,
	2025	2024	2023
Beginning balance	$1,497,239	$1,574,555	$1,372,010
Additions	6,048	5,479	195,698
Reversals	(913,735)	(157,343)	-
Foreign currency translation adjustments	(5,090)	74,548	6,847
Ending balance	$584,462	$1,497,239	$1,574,555